INCOME TAX EXPENSE / (CREDIT)	12 Months Ended
Dec. 31, 2022
INCOME TAX EXPENSE / (CREDIT)

8. INCOME TAX EXPENSE / (CREDIT)

	For the years ended December 31,
	2022	2021	2020
	RMB’000	RMB’000	RMB’000
Continuing operations
Current Tax:
PRC Income Tax	209	217	33
Reversal of income tax refundable	—	—	-

Deferred tax expense	—	—	—
	209	217	33

Discontinued operations did not incur any income tax expense for the years ended December 31, 2022, 2021 and 2020.

Reconciliation between income tax expense (credit) and (loss) profit before taxation at applicable tax rates is as follows:

	For the years ended December 31,
	2022	2021	2020
	RMB’000	RMB’000	RMB’000
Loss before taxation	(53,435)	(89,841)	(193,062)
Tax calculated at a tax rate of 25%	(13,359)	(22,460)	(48,266)
Tax effect on non-deductible expenses	—	—	—
Tax effect on different tax rates of group entities operating in other jurisdictions	4,705	5,163	1,607
Inventory provision (reversal) that are not tax deductible (taxable)	(1,011)	(24,809)	(575)
Bad debts expense (reversal) that are not tax deductible	(19,613)	30,417	37,567
Depreciation and amortization adjustments that are not tax deductible	(7,584)	(11,337)	(14,757)
Other	—	—	-
Lease charge under IFRS 16	(42)	(193)	282
Net operating losses not recognized to deferred tax assets	37,113	23,436	24,175
Tax per financial statements	209	217	33

British Virgin Islands Profits Tax

The Company has not been subject to any taxation in this jurisdiction for the years ended December 31, 2022, 2021 and 2020.

Hong Kong Profits Tax

The subsidiary in Hong Kong is subject to tax charged on Hong Kong sourced income with a statutory tax rate of 8.25% for the years ended December 31, 2022, 2021 and 2020. No Hong Kong profits tax has been provided as the Company has no assessable profit arising in Hong Kong for the years ended December 31, 2022, 2021 and 2020.

PRC Income Tax

The subsidiaries in the PRC are subject to the enterprise income tax in accordance with “PRC Enterprise Income Tax Law” (“EIT Law”), and the applicable income tax rate for the years ended December 31, 2022, 2021 and 2020 is 25%.

Under the prevailing EIT Law and its relevant regulations, any dividends paid by the Company’s PRC subsidiaries to an overseas parent made out of profits earned after January 1, 2008 to non-PRC corporate residents are subject to a 10% PRC dividend withholding tax, unless reduced by tax treaties or arrangements. In addition, under the Sino-Hong Kong Double Tax Arrangement and its relevant regulations, a qualified Hong Kong tax resident will be liable for withholding tax at the rate of 5% for dividend income derived from the PRC if the Hong Kong tax resident is the “beneficial owner” and holds 25% or more of the equity interests of the PRC company. Deferred tax liabilities have been provided for based on the expected dividends to be distributed from these subsidiaries in the foreseeable future in respect of the profits generated since 1 January 2008.

Dividends withholding tax represents tax charged/to be charged by the PRC tax authority on dividends distributed or intended to be distributed by the Company’s subsidiaries in Mainland China during the years.

The Company did not recognize any deferred tax (assets)/liabilities in the consolidated statements of financial position as of December 31, 2022, 2021 and 2020.

The Company’s PRC subsidiaries, have cumulative undistributed earnings of RMB 75,114,000, RMB 88,164,000 and RMB 174,072,000, as of December 31, 2022, 2021 and 2020, which are included in consolidated retained earnings. No provision has been made for deferred taxes related to future repatriation of the remaining earnings, as the Company controls the dividend policy of these PRC subsidiaries and it has been determined that it is probable that these profits will not be distributed in the foreseeable future. If the Company were to distribute these cumulated earnings in the foreseeable future, the deferred tax liabilities of RMB 3,266,000, RMB 4,408,000 and RMB 8,704,000 would be recognized as of December 31, 2022, 2021 and 2020.